Long Term Debt (narrative) (detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Dec. 09, 2016
Debt Instrument [Line Items]
Farm Credit Term Loan		$ 100,000,000
Deferred Finance Costs, Noncurrent	$ 200,000
Other Restrictions on Payment of Dividends	50,000
Cash dividends paid on preferred stock	23,000
Pledged Assets Not Separately Reported Fixed Assets	803,200,000
Repayments Of Notes Payable	$ 22,600,000